STOCKHOLDERS EQUITY (DEFICIT) (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Exercise price warrants outstanding	$ 0.68	$ 0.10	$ 0.10
0.0001 to 0.10 [Member]
Number of warrants Outstanding	2,000,000
Warrants outstanding weighted average remaining contractual life (years)	8 months 12 days
Weighted Average Exercise price warrants outstanding	$ 0.10
Number of warrants Exercisable	2,000,000
Number of warrants exercisable weighted average exercise price	$ 0.10
0.11 to 1.00 [Member]
Number of warrants Outstanding	800,000
Warrants outstanding weighted average remaining contractual life (years)	1 year 4 months 24 days
Weighted Average Exercise price warrants outstanding	$ 0.85
Number of warrants Exercisable	800,000
Number of warrants exercisable weighted average exercise price	$ 0.85
1.01 to 1.50 [Member]
Number of warrants Outstanding	1,300,000
Warrants outstanding weighted average remaining contractual life (years)	2 years 3 months 18 days
Weighted Average Exercise price warrants outstanding	$ 1.47
Number of warrants Exercisable	1,300,000
Number of warrants exercisable weighted average exercise price	$ 1.47
0.05 to 1.50 [Member]
Number of warrants Outstanding	4,100,000
Warrants outstanding weighted average remaining contractual life (years)	1 year 3 months 18 days
Weighted Average Exercise price warrants outstanding	$ 0.68
Number of warrants Exercisable	4,100,000
Number of warrants exercisable weighted average exercise price	$ 0.68